CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash Flows from Operating Activities:
Net loss	$ (11,701,717)	$ (6,662,367)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	6,921	10,266
Stock-based compensation	163,834	804,061
Financing expense	900,000
Changes in fair value of the liability for options/warrants - losses (gains)	1,122,648	528,083
Foreign currency exchange (gains) losses	(210,896)	91,905
Increase in assets:
Prepaid expenses and other current assets	(966,222)	(324,111)
(Decrease) increase in liabilities:
Accounts payable and accrued expenses	(1,327,686)	1,008,598
Total adjustments	(311,401)	2,118,802
Net Cash Used in Operating Activities	(12,013,118)	(4,543,565)
Cash Flows from Financing Activities:
Net proceeds from issuance of shares	19,053,960	1,473,828
Net proceeds from exercise of warrants to purchase shares	27,500
Net Cash Provided by Financing Activities	19,081,460	1,473,828
Effect of Exchange Rates on Cash	(53,767)	(144,203)
Net Decrease in Cash	7,014,575	(3,213,940)
Cash, beginning of period	12,746,266	2,754,027
Cash, end of period	5,731,691	5,967,967
Supplemental Disclosures of Non-Cash Financing Activities:
Deferred financing costs recognized and included in Additional paid-in capital	$ 321,956	$ 114,058